Consolidated Statement of Financial Position - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Assets
Cash and cash equivalents	$ 160.1	$ 217.6
Accounts receivable	624.7	615.7
Contract assets	537.6	693.8
Inventories	573.6	583.4
Prepayments	68.0	64.1
Income taxes recoverable	35.3	48.3
Derivative financial assets	7.2	12.1
Total current assets	2,006.5	2,235.0
Property, plant and equipment	2,515.6	2,387.1
Right-of-use assets	545.8	426.9
Intangible assets	3,271.9	4,050.8
Investment in equity accounted investees	588.8	530.7
Employee benefits assets	65.7	51.1
Deferred tax assets	233.3	125.1
Derivative financial assets	4.2	9.2
Other non-current assets	602.3	620.6
Total assets	9,834.1	10,436.5
Liabilities and equity
Accounts payable and accrued liabilities	1,035.3	1,036.7
Provisions	42.6	26.7
Income taxes payable	31.1	21.1
Contract liabilities	911.7	905.7
Current portion of long-term debt	308.9	214.6
Derivative financial liabilities	28.8	41.9
Total current liabilities	2,358.4	2,246.7
Provisions	14.0	20.1
Long-term debt	2,765.4	3,035.5
Royalty obligations	74.4	119.4
Employee benefits obligations	98.7	91.9
Deferred tax liabilities	36.6	129.3
Derivative financial liabilities	2.9	6.5
Other non-current liabilities	181.1	198.2
Total liabilities	5,531.5	5,847.6
Equity
Share capital	2,252.9	2,243.6
Contributed surplus	55.4	42.1
Accumulated other comprehensive income	154.0	167.2
Retained earnings	1,762.6	2,054.8
Equity attributable to equity holders of the Company	4,224.9	4,507.7
Non-controlling interests	77.7	81.2
Equity	4,302.6	4,588.9
Total liabilities and equity	$ 9,834.1	$ 10,436.5